UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03741)

Exact name of registrant as specified in charter: Putnam New York Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
2/28/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.2%)(a)

	Rating (RAT)	Principal amount	Value

New York (90.5%)
Albany Cnty., Indl. Dev. Agcy. Rev. Bonds (Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	$1,000,000	$1,053,000
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany Med. Ctr.), 6s, 5/1/29	BBB/P	1,460,000	1,471,432
(Charitable Leadership), Ser. A , 6s, 7/1/19	Baa3	2,750,000	2,956,195
Battery Park, City Auth. Rev. Bonds, Ser. A, AMBAC, U.S. Govt. Coll., 5 1/2s, 11/1/16 (Prerefunded)	Aaa	3,400,000	3,516,042
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3	800,000	814,208
Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Bard College), 5 3/4s, 8/1/30	A3	13,500,000	14,599,440
(Vassar College), 5.35s, 9/1/40	Aa2	16,000,000	17,170,240
Erie Cnty., G.O. Bonds
Ser. C, AMBAC, 5 1/2s, 7/1/29 (Prerefunded)	Aaa	2,470,000	2,691,040
Ser. B, AMBAC, 5 3/8s, 7/1/20 (Prerefunded)	Aaa	4,160,000	4,511,562
(Pub. Impt.), Ser. B, MBIA, 5 1/4s, 4/1/13	Aaa	3,240,000	3,535,358
(Pub. Impt.), Ser. B, MBIA, 5s, 4/1/11	Aaa	3,175,000	3,374,962
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21	BBB	2,250,000	2,325,150
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William Smith), Ser. A, 5 3/8s, 2/1/33	A	2,650,000	2,828,450
Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Hofstra U.), 5 1/4s, 7/1/16	A	2,200,000	2,341,416
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,274,838
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes Memorial Hosp.)
5 3/4s, 7/1/15	BB	1,330,000	1,386,179
5s, 7/1/10	BB	1,000,000	1,008,830
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5 3/4s, 12/1/24 (Prerefunded)	A3	20,900,000	22,201,443
5 1/8s, 9/1/29	A-	5,000,000	5,234,800
AMBAC, 5s, 9/1/29	Aaa	5,500,000	5,815,645
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate U.), Ser. A, 5s, 7/1/23	Aa3	4,090,000	4,334,009
Metro. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 5 1/2s, 11/15/19	Aaa	13,000,000	14,352,260
Metro. Trans. Auth. VRDN, Ser. E-2, 3.17s, 11/1/35	VMIG1	12,510,000	12,510,000
Metro. Trans. Auth. Commuter Fac. Rev. Bonds, Ser. A, 6s, 7/1/24 (Prerefunded)	AAA	5,550,000	5,998,274
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, FSA, 5 1/4s, 11/15/24	Aaa	10,000,000	10,788,700
Metro. Trans. Auth. Fac. Rev. Bonds (Trans. Fac.), Ser. A, 6s, 7/1/24 (Prerefunded)	AAA	11,020,000	11,892,123
Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.)
Ser. 3, U.S. Govt. Coll., 7 3/8s, 7/1/08 (Prerefunded)	AAA	2,060,000	2,157,438
Ser. O, 5 3/4s, 7/1/13 (Prerefunded)	AAA	15,820,000	17,256,298
Ser. O, 5 1/2s, 7/1/17 (Prerefunded)	AAA	24,345,000	27,720,921
Nassau Cnty., G.O. Bonds
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/20 (Prerefunded)	Aaa	1,125,000	1,232,066
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/19 (Prerefunded)	Aaa	2,790,000	3,055,524
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/18 (Prerefunded)	Aaa	2,735,000	2,995,290
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/16 (Prerefunded)	Aaa	3,465,000	3,794,764
Ser. A, FGIC, 6s, 7/1/13	Aaa	1,000,000	1,141,560
Ser. A, FGIC, 6s, 7/1/11	Aaa	2,300,000	2,561,763
Ser. E, FSA, U.S. Govt. Coll., 5.9s, 3/1/15 (Prerefunded)	Aaa	2,580,000	2,815,993
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore Hlth. Syst.)
Ser. A, 6 1/4s, 11/1/21	A3	410,000	442,505
Ser. B, 5 7/8s, 11/1/11	A3	1,005,000	1,062,737
Ser. D, 5 5/8s, 11/1/09	A3	825,000	870,474
Nassau Cnty., Interim Fin. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 11/15/15	Aaa	6,500,000	7,138,625
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D, 5.55s, 11/15/24	Baa3	3,000,000	3,169,590
Niagara Falls, City School Dist. COP (High School Fac.)
5 7/8s, 6/15/19 (Prerefunded)	Baa3	6,000,000	6,369,240
FSA, 5s, 6/15/28	AAA	1,800,000	1,901,142
FSA, 5s, 6/15/24	AAA	4,160,000	4,396,995
FSA, 5s, 6/15/23	AAA	3,965,000	4,197,151
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/11	Aaa	18,675,000	21,253,831
Ser. D, MBIA, 6 1/2s, 11/1/10	Aaa	21,495,000	24,127,063
Ser. I, U.S. Govt. Coll., 6 1/4s, 4/15/27 (Prerefunded)	Aaa	945,000	984,170
Ser. I, U.S. Govt. Coll., 6 1/4s, 4/15/17 (Prerefunded)	Aaa	1,845,000	1,921,475
AMBAC, 6.05s, 9/1/11	Aaa	100,000	100,243
Ser. I, 5 7/8s, 3/15/14 (Prerefunded)	A1	2,000,000	2,031,700
Ser. B, 5 1/2s, 12/1/11	A1	23,525,000	25,595,435
Ser. C, 5 1/4s, 8/1/11	A1	3,000,000	3,221,460
Ser. N, 5s, 8/1/20	A1	1,000,000	1,062,430
Ser. M, 5s, 4/1/20	A1	6,775,000	7,185,633
NY City, City Transitional Fin. Auth. Rev. Bonds
Ser. A, U.S. Govt. Coll., 5 3/4s, 8/15/24 (Prerefunded)	AAA	6,500,000	7,048,795
AMBAC, 5 1/4s, 8/1/15	Aaa	2,000,000	2,175,420
Ser. C, U.S. Govt. Coll., 5s, 5/1/26 (Prerefunded)	AAA	80,000	83,437
NY City, City Transitional Fin. Auth. VRDN
Ser. A, 3.15s, 2/15/30	VMIG1	4,600,000	4,600,000
(NYC Recovery), Ser. 3, 3.01s, 11/1/22	VMIG1	9,400,000	9,400,000
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s, 7/1/25	Aaa	2,600,000	2,748,720
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,682,290
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	2,050,000	2,158,015
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-	5,000,000	5,365,350
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	1,440,000	1,445,674
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	9,500,000	9,567,260
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Parking Corp.), 8 1/2s, 12/30/22	B-/P	6,970,000	6,040,481
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	3,280,000	3,364,427
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	5,500,000	5,545,760
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa2	2,545,000	2,777,715
(St. Francis College), 5s, 10/1/34	A-	750,000	765,705
(Horace Mann School), MBIA, 5s, 7/1/28	Aaa	7,000,000	7,222,950
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	7,000,000	7,015,400
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds

(Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	3,900,000	4,216,407
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	3,650,000	3,265,035
NY City, Metro. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 5 1/4s, 1/1/29 (Prerefunded)	Aaa	5,000,000	5,367,500
NY City, Muni. Assistance Corp. Rev. Bonds, Ser. P, U.S. Govt. Coll., 5s, 7/1/08 (Prerefunded)	Aaa	10,000,000	10,361,500
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
AMBAC, 7 1/2s, 6/15/11	Aaa	25,600,000	29,609,216
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11 (Prerefunded)	Aaa	290,000	333,549
Ser. B , FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11 (Prerefunded)	Aaa	110,000	126,529
Ser. D, 5s, 6/15/37	AA+	8,500,000	8,911,145
Ser. B, AMBAC, 5s, 6/15/28	Aaa	5,000,000	5,294,750
NY City, State Dorm. Auth. Lease Rev. Bonds
(Court Fac.), 6s, 5/15/39 (Prerefunded)	A+	5,600,000	6,195,112
(Westchester Cnty.), AMBAC, U.S. Govt. Coll., 5 1/4s, 8/1/18 (Prerefunded)	Aa1	3,000,000	3,178,830
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	BBB	6,000,000	6,157,440
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement)
6s, 6/1/43	BBB	1,000,000	1,050,760
5 3/4s, 6/1/33	BBB	3,500,000	3,646,790
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BBB	7,000,000	6,824,370
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	5,000,000	6,092,000
(City U. Syst.), Ser. C, 7 1/2s, 7/1/10	A1	16,205,000	17,549,529
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	Ba1	2,500,000	2,687,500
(State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17	Aaa	8,950,000	10,558,942
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11	AA-	11,200,000	12,353,152
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	5,250,000	5,591,355
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	Aaa	1,340,000	1,444,480
(U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18	AA-	35,385,000	40,430,193
(City U.), Ser. A, MBIA, 5 3/4s, 7/1/13	Aaa	26,500,000	29,100,710
(U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16	AA-	15,600,000	17,684,160
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aaa	8,500,000	10,463,160
(North Shore Long Island Jewish Group), 5 1/2s, 5/1/33	A3	2,000,000	2,129,960
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,150,000	1,209,306
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aaa	3,500,000	4,166,435
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,881,395
(Mental Hlth.), Ser. D, FSA, 5 1/4s, 8/15/30	Aaa	1,460,000	1,544,052
(Mental Hlth.), Ser. D, FSA, U.S. Govt. Coll., 5 1/4s, 8/15/30 (Prerefunded)	Aaa	690,000	740,225
(Mental Hlth. Svcs.), Ser. D, FSA, U.S. Govt. Coll., 5 1/4s, 8/15/30 (Prerefunded)	Aaa	17,810,000	19,106,390
(NY Methodist Hosp.), 5 1/4s, 7/1/18	A3	750,000	799,928
(NY Methodist Hosp.), 5 1/4s, 7/1/17	A3	1,865,000	1,989,153
(Rochester U.), Ser. A, 5 1/8s, 7/1/39	A1	6,405,000	6,734,601
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	13,959,135
(Rochester U.), Ser. A, 5s, 7/1/34	A1	5,500,000	5,735,455
(Yeshiva U.), AMBAC, 5s, 7/1/30	Aaa	3,000,000	3,116,250
(Montefiore Hosp.), FGIC, FHA Insd., 5s, 8/1/29	Aaa	9,530,000	10,062,536
(NYU), Ser. A, FGIC, 5s, 7/1/29	Aaa	5,705,000	6,030,813
(U. of Rochester), Ser. A, MBIA, 5s, 7/1/27	Aaa	3,000,000	3,085,140
(Yeshiva U.), AMBAC, 5s, 7/1/26	Aaa	2,700,000	2,825,631
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 8/15/25	Aaa	1,500,000	1,595,565
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,113,020
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,116,460
(Columbia U.), 5s, 7/1/22 (Prerefunded)	Aaa	7,500,000	7,840,500
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,179,850
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,124,520
Ser. A, MBIA, 5s, 3/15/19	AAA	1,700,000	1,815,787
(Columbia U.), Ser. A, 5s, 7/1/17	Aaa	7,660,000	8,459,474
(Columbia U.), 5s, 7/1/14	Aaa	2,000,000	2,189,280
(Lutheran Med.), MBIA, FHA Insd., 5s, 8/1/12	Aaa	2,505,000	2,686,312
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Ba1	2,250,000	2,284,898
(Colgate U.), MBIA, 4 3/4s, 7/1/28	Aaa	10,000,000	10,240,400
(State U. Edl. Fac.), Ser. B, zero %, 5/15/09	AA-	725,000	638,297
NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, MBIA, 5s, 7/1/29	AAA	11,740,000	12,476,685
NY State Energy Research & Dev. Auth. Rev. Bonds, 6.368s, 4/1/20	A+	7,000,000	7,502,600
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	12,000,000	12,360,960
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund), Ser. B, 6.65s, 9/15/13	Aaa	3,425,000	3,488,774
(State Wtr. Revolving Fund), Ser. A, 6.55s, 9/15/10	Aaa	1,735,000	1,795,378
(State Wtr.), 5 7/8s, 6/15/14	Aaa	270,000	272,074
NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds (NYC Muni. Wtr. Fin.), 5s, 6/15/29 (SEG)	Aaa	13,590,000	14,382,160
NY State Hsg. Fin. Agcy. Rev. Bonds (Multi-Fam. Hsg. Insd. Mtge. Program), Ser. A, FHA Insd., 7s, 8/15/22	Aaa	835,000	838,323
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. A, FSA
U.S. Govt. Coll., 6s, 4/1/16 (Prerefunded)	Aaa	1,000,000	1,103,690
5.8s, 4/1/18 (Prerefunded)	Aaa	2,000,000	2,192,300
5 3/4s, 4/1/17 (Prerefunded)	Aaa	2,000,000	2,188,520
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	8,750,000	9,520,175
NY State Mtge. Agcy. Rev. Bonds (Homeowner Mtge.), Ser. 124
4.1s, 4/1/16	Aa1	1,000,000	995,890
4s, 10/1/15	Aa1	550,000	545,237
3.9s, 10/1/14	Aa1	520,000	515,128
NY State Pwr. Auth. Rev. Bonds
5s, 11/15/20	Aa2	4,250,000	4,525,655
5s, 11/15/06	Aa2	31,135,000	31,490,250
NY State Thruway Auth. Rev. Bonds
Ser. A, MBIA, 5 1/4s, 4/1/22 (Prerefunded)	Aaa	4,300,000	4,734,042
(Gen. Hwy. & Bridge Trust Fund), Ser. A, MBIA, 5s, 4/1/21	Aaa	2,000,000	2,129,720
NY State Urban Dev. Corp. Rev. Bonds
(Correctional Fac.), Ser. 7, U.S. Govt. Coll., 5.7s, 1/1/16 (Prerefunded)	AA-	5,830,000	6,055,504
(Clarkson Ctr.), 5 1/2s, 1/1/20	AA-	1,685,000	1,916,064
(Personal Income Tax), Ser. C-1, FGIC, 5 1/2s, 3/15/19 (Prerefunded)	Aaa	4,000,000	4,463,200
(Clarkson Ctr.), 5 1/2s, 1/1/15	AA-	3,345,000	3,656,553
(Syracuse U. ), 5 1/2s, 1/1/15	AA-	2,000,000	2,187,620
(Correctional Fac.), Ser. A, 5 1/2s, 1/1/09	AA-	7,710,000	8,114,929
Ser. A-1, FGIC, 5s, 3/15/29	Aaa	6,565,000	6,915,308
(Correctional Fac.), Ser. A, U.S. Govt. Coll., 5s, 1/1/28 (Prerefunded)	AA-	355,000	371,838
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	1,008,850
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost $1,000,000) (RES)	BBB/P	1,000,000	1,051,840
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C
7s, 8/1/31	BB-/P	3,200,000	3,375,264
7s, 8/1/21	BB-/P	2,300,000	2,430,180
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,100,000	3,128,550
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	1,000,000	1,011,670
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A
AMBAC, 5s, 10/15/29	Aaa	18,000,000	19,111,500
MBIA, 5s, 10/15/26	Aaa	20,000,000	21,324,600
MBIA, 5s, 10/15/25	Aaa	15,000,000	16,015,950
St. Lawrence Cnty., Indl. Dev. Rev. Bonds (St. Lawrence U.), Ser. A, MBIA, 5s, 7/1/28	Aaa	7,750,000	8,004,975
Suffolk Cnty., G.O. Bonds, FSA
5s, 6/15/16	Aaa	2,835,000	3,094,232
5s, 6/15/15	Aaa	3,375,000	3,697,448
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	B+/P	4,200,000	4,627,644

(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,880,660
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	490,000	496,448
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	500,000	495,450
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	2,200,000	2,325,598
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry), Ser. A
7 1/4s, 11/1/28	BB/P	4,000,000	4,316,600
7.2s, 11/1/19	BB/P	4,000,000	4,310,000
Suffolk Cnty., Judicial Fac. Agcy. Rev. Bonds (John P. Cohalan Complex), AMBAC, 5s, 4/15/16	Aaa	4,220,000	4,462,988
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A
7 3/8s, 3/1/31	BB-/P	2,800,000	2,940,756
7 3/8s, 3/1/21	BB-/P	800,000	843,384
Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32 (Prerefunded)	AAA	4,250,000	4,750,183
Ser. 1, 5s, 6/1/34	BBB	3,500,000	3,437,350
Triborough Bridge & Tunnel Auth. Gen. Purpose Rev. Bonds (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10	AA-	24,405,000	26,275,886
Triborough, Bridge & Tunnel Auth. VRDN, Ser. C, FSA, 3.15s, 1/1/31	VMIG1	9,375,000	9,375,000
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB	800,000	845,376
Westchester, Tobacco Asset Securitization Corp. Rev. Bonds
5 1/8s, 6/1/38	BBB	2,500,000	2,486,125
5s, 6/1/26	BBB	1,000,000	1,004,330
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	BB	4,005,000	4,149,460
			1,112,668,267

Puerto Rico (8.7%)
Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 1/2s, 5/15/39	BBB	9,250,000	9,552,938
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 1/4s, 7/1/18	AAA	4,750,000	5,367,643
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	AAA	2,275,000	2,512,601
Ser. K, 5s, 7/1/18	BBB+	8,000,000	8,502,000
Ser. K, 5s, 7/1/16	BBB+	5,000,000	5,349,650
PR Elec. Pwr. Auth. Rev. Bonds
Ser. W, MBIA, 7s, 7/1/07	Aaa	20,000,000	20,904,400
Ser. AA, MBIA, 5 3/8s, 7/1/27	Aaa	5,265,000	5,472,757
Ser. AA, MBIA, U.S. Govt. Coll., 5 3/8s, 7/1/27 (Prerefunded)	Aaa	4,735,000	4,928,140
Ser. RR, FGIC, 5s, 7/1/24	Aaa	6,500,000	6,975,345
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,000,000	6,527,100
PR Infrastructure Fin. Auth. Special Rev. Bonds, Ser. A, U.S. Govt. Coll., 5 1/2s, 10/1/40 (Prerefunded)	Aaa	22,000,000	23,761,540
U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30	Aaa	7,000,000	7,037,940
			106,892,054

Total municipal bonds and notes (cost $1,147,503,516)			$1,219,560,321

TOTAL INVESTMENTS

Total investments (cost $1,147,503,516) (b)			$1,219,560,321

FUTURES CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Long)	96	$10,359,000	Jun-06	$(11,538)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with JPMorgan Chase Bank, N.A. dated September 19,
2005 to receive quarterly the notional amount multiplied by 3.693% and pay quarterly the notional amount multiplied by the US Bond Market
Association Municipal Swap Index.	$25,000,000	3/21/16	$145,218

Agreement with UBS AG dated November 10, 2005 to pay quarterly the notional amount multiplied by 3.99% and receive quarterly the notional amount multiplied by the US Bond Market Association Municipal Swap
Index.	25,000,000	5/11/16	(407,525)

Total			$(262,307)

NOTES

(a) Percentages indicated are based on net assets of $1,228,906,723.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2006, for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2006.

(b) The aggregate identified cost on a tax basis is $1,148,603,824, resulting in gross unrealized appreciation and depreciation of $74,280,186 and $3,323,689, respectively, or net unrealized appreciation of $70,956,497.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2006, was $1,051,840 or 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2006.

At February 28, 2006, liquid assets totaling $10,359,000 have been designated as collateral for open futures contracts.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

Utilities and power	19.1%
Education	13.4

The fund had the following insurance concentration greater than 10% at February 28, 2006 (as a percentage of net assets):

MBIA	18.3%

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006